Impairment of Assets	12 Months Ended
Dec. 31, 2024
Impairment of Assets [Abstract]
Impairment of assets

Note 34. Impairment of assets

Note 34.1. Financial assets

No impairment on financial assets were identified at December 31, 2024 and at December 31, 2023, except on trade receivables and other account receivables (Note 8).

Note 34.2. Non-financial assets

December 31, 2024

Éxito Group has evolved in its operational management, adopting a comprehensive view of the retail business instead of analyzing each brand separately. Now, cash flows, revenues, and costs are managed in an integrated manner, prioritizing the overall performance of each business line, which has led to a change in an accounting estimate. Management, aligned with the new controlling entity, has transitioned to performance reports based on business lines such as retail and real estate, rather than extensive segmentations by brand or store. Projections and metrics have also been simplified, focusing on profitability by country. As a result, the retail business will be consolidated into a single UGE that encompasses all brands.

The carrying amount of the cash-generating units is composed of the balances of goodwill, property, plant and equipment, investment properties, other intangible assets, and the equity value of subsidiaries domiciled abroad, along with the balances of goodwill.

For the purposes of the impairment test, goodwill acquired through business combinations, brands, and exploitation rights of commercial premises with indefinite useful lives were allocated to the cash-generating units of Colombia, Uruguay, and Argentina, which are also operating and actionable segments.

	Groups of cash-generating units (*)
	Colombia			Otros (1)	Uruguay	Argentina	Total
	Surtimax	Súper Ínter	Taeq
Goodwill (Note 17)	-	-	-	1,453,077	1,477,494	366,515	3,297,086
Trademarks with indefinite useful life (Note 16)	17,427	63,704	5,296	-	118,634	97,255	302,316
Rights with indefinite useful life (Note 16)	-	-	-	20,491	-	6,980	27,471

(*)	The groups of cash-generating units are based on the segments indicated in Note 40

(1)	The value of goodwill in Colombia (retail) includes the balances of Super Inter and Surtimax and store conversions of Éxito, Carulla, and Surtimayorista.

The Group conducted its annual impairment test by comparing the carrying value of net assets, including the value of goodwill and rights assigned to the cash-generating units, with their recoverable amount. The method used in the impairment test for the recoverable amount of goodwill and the cash-generating units domiciled in Colombia, Uruguay, and Argentina was the value in use, due to the difficulty of finding an active market that would allow for the determination of the fair value of these intangible assets.

Recoverable amount

	Cash-generating units (*)
	Colombia				Uruguay		Argentina
	Surtimax	Super Inter	Taeq	Otros	Disco	Otros	Libertad	Otros
Amount	30,171	64,432	23,461	6,563,215	238,911	5,644,904	96,208	1,181,652

(*)	The cash-generating units are based on the segments indicated in Note 40.

The methodology for calculating the recoverable value for the cash-generating units, using the value in use approach, was based on income through discounted cash flows covering a period of five years, which were estimated according to projections made by management in trend analyses based on historical results, growth plans, strategic projects to increase sales, and optimization plans.

The perpetuity growth rate used for the cash-generating units and for calculating the recoverable amount of the brands is 3.5% for Colombia, 5.0% for Uruguay, and 3.7% for Argentina, corresponding to the long-term inflation expectation for each country, except for Argentina, which aligns with the long-term inflation estimate for the United States. For Grupo Éxito, this is a conservative approach that reflects the expected normal growth for the industry, assuming no other unexpected factors that could impact growth.

The tax rate included in the projection of cash flows and royalty savings flows corresponds to the expected tax rate to be paid in the coming years. The rate included for the projection of the cash-generating units and brands for Colombia is 35% for 2025 and beyond, the rates in effect in Colombia as of December 31, 2024. For the Argentina and Uruguay segments, the tax rate used was 25%.

The expected cash flows for the goodwill were discounted at the weighted average cost of capital (WACC); for Colombia, using a market debt structure for the industry in which Grupo Éxito operates, it was 11.4%, and the same was used in determining the book value of the cash-generating unit for Uruguay at 11% in nominal terms UYU after taxes, and for Argentina, it was 13.8% in nominal terms USD after taxes.

The royalty savings flows for the brands were discounted at the weighted average cost of capital (WACC); for Super Inter and Surtimax, it was 12.8%, for Taeq it was 12.4%, and the same was used in determining the recoverable amount for the Disco brand, which was 12% in nominal terms UYU after taxes, and for the Libertad brand, it was 14.8% in nominal terms USD after taxes. The disposal cost is an estimate of 0.5% of the total value of the discounted royalty savings flows calculated on the brands.

The variables with the greatest impact on the determination of the value in use of the cash-generating units are the discount rate, business growth rate and the perpetuity growth rate. The definitions of these three variables are as follows:

(a)	Perpetuity Growth Rate: The nominal perpetuity growth rates are the long-term inflation expectations for the country in question, meaning a real growth rate of zero. A decrease in real growth rates below zero is not considered reasonably possible, as it is expected that cash flows will increase at least in line with inflation and potentially above the overall price growth in the economy.

(b)	Discount Rate: The calculation of the discount rate is based on a market debt analysis for the Group; a reasonable change would be if the discount rate were to increase, in which case, no impairment of value would occur for any of the cash-generating units.

(c)	Business growth rate: The growth rate of revenues, costs, and expenses for the first 5 years of the projection, which include the most relevant variables of the projected statement of financial position.

As a result of this test, no impairment in the book value of the cash-generating units is recognized.

The impairment of property, plant, and equipment, and right-of-use assets is the book value exceeding the recoverable amount; in turn, the recoverable amount is the higher of value in use and fair value less costs to sell. The method used to calculate the recoverable amount was the income approach (value in use) due to its adequate approximation of the recoverable value of these assets. The impairment recorded during the period amounted to:

Asset	Value $	Segment
Rights of use asset	9,647	Uruguay
Property, plant and equipment	6,534	Uruguay

On the other hand, during the year, a recovery in the value of property, plant, and equipment of the subsidiary in Uruguay was identified for an amount of $856.

The impairment was properly accounted for with a charge to the period’s results.

The method used in the impairment test for investment properties was the income approach due to its adequate approximation to the fair value of these assets. As a result of this test, no impairment is recognized in the carrying amount of the investment properties.

Sensitivity Analysis

A sensitivity analysis has been performed to assess the impact of reasonably possible changes in growth rates and discount rates used in the impairment test.

Brands

In particular, the effects of an increase and decrease of 0.5 percentage points in the long-term growth rate and a royalty increase of 0.25 percentage points, as well as an increase and decrease between 0.4 and 0.7 percentage points in the applied discount rate, were analyzed.

The results of this analysis indicate that:

An increase of 0.5 percentage points in the discount rate or a decrease of 0.5 percentage points in the growth rate would lead to a reduction in the recoverable value of the Super Inter brand. The same effect would occur with an increase of 0.7 percentage points in the discount rate and a decrease of 0.5 percentage points in the growth rate for the Libertad brand, which could lead to impairment if the carrying amount exceeds the new recoverable value.

Based on the results obtained, management considers that, under the scenarios analyzed, no significant impairment indicators are identified, except in the case of a simultaneous combination of an increase in the discount rate and a reduction in the growth rate, which could affect the recoverability of certain assets.

Cash-Generating Units

In particular, the effects of an increase and decrease of 0.5 percentage points in the long-term growth rate, as well as an increase and decrease between 0.4 and 0.7 percentage points in the discount rate applied, were analyzed.

The results of this analysis indicate that:

An increase of 0.7 percentage points in the discount rate and a decrease of 0.5 percentage points in the growth rate would result in a reduction in the recoverable value of Libertad in the Argentina segment, which could lead to impairment if the carrying amount exceeds the new recoverable value.

Based on the results obtained, management considers that, under the scenarios analyzed, no significant impairment indicators are identified, except in the case of a simultaneous combination of an increase in the discount rate and a reduction in the growth rate, which could affect the recoverability of certain assets.

December 31, 2023

The carrying amount of the groups of cash-generating units is made of goodwill, property, plant and equipment, investment properties, other intangible assets and the value of the equity of the subsidiaries domiciled in Colombia, Uruguay and Argentina, and its goodwill acquired through business combinations.

For the purposes of impairment testing, the goodwill obtained through business combinations, trademarks and the rights to exploit trade premises with indefinite useful lives were allocated to the following groups of cash-generating units:

	Groups of cash-generating units
	Éxito	Carulla	Surtimax	Súper Ínter	Surtimayorista	Taeq	Uruguay	Argentina	Total
Goodwill (Note 17)	90,674	856,495	37,402	464,332	4,174	-	1,441,256	186,289	3,080,622
Trademarks with indefinite useful life (Note 16)	-	-	17,427	63,704	-	5,296	115,020	49,432	250,879
Rights with indefinite useful life (Note 16)	17,720	2,771	-	-	-	-	-	2,894	23,385

Although the commercial premises assigned to the Surtimayorista cash generating unit do not have goodwill acquired through business combinations, this value assigned for purposes of the impairment test is the result of the conversion of stores from the Surtimax format to this new format; the goodwill assigned to the commercial premises of the Surtimax cash generating unit comes from the business combination carried out in 2007 as a result of the merger with Carulla Vivero S.A.

The method used in the impairment test was the value in use due to the difficulty of finding an active market to establish the fair value of these intangible assets.

The recoverable amount of the cash generating units in Colombia and Uruguay was determined as their value in use.

The value in use was estimated based on the expected cash flows as forecasted by management over a five-year period, on the grounds of the price growth rate in Colombia and Uruguay (Consumer Price Index - CPI), trend analyses based on past results, expansion plans, strategic projects to increase sales, and optimization plans.

The perpetuity growth rate used is 3.6% for Colombia and 5.4% for Uruguay corresponding to the long-term inflation expectation for each country. These dates suppose real growth rate of 0% for cash flows beyond the five-year period. For the Éxito Group, this is a conservative approach that reflects the ordinary growth expected for the industry in absence of unexpected factors that might have an effect on growth.

The tax rate included in the forecast of cash flows is the rate at which it expects to pay its taxes during the next years. The tax rate used in the projection of cash flows of the Éxito, Carulla, Surtimax, Súper Ínter and Surtimayorista cash-generating units was 35% for 2024 onwards, which is the enacted rate in Colombia as at December 31, 2023.

For goodwill allocated to the Uruguayan cash-generating unit, the tax rate used was 25%.

Expected cash flows were discounted at the weighted average cost of capital (WACC) using a market indebtedness structure for the type of industry where Éxito Group operates, which was 13.2% for 2023, 10.7% for 2024, 9.7% for 2025, 9.0% for 2026, 8.1% for 2027 and 8.1% for 2028 onwards.

The WACC used to discount the cash flows of the Uruguayan cash-generating unit was 9.2% for 2023, 10.1% for 2024, 10.7% for 2025, 9.8% for 2026, 9.5% for 2027 and 9.5% for 2028 onwards.

The budgeted average Ebitda growth rate for the next five years is 10.3% for Colombia, 7.6% for Uruguay, and 94.6% for Argentina.

The variables that have the greater impact on the determination of the value in use of the cash-generating units are the discount rate and the perpetual growth rate. These variables are defined as follows:

(a)	Growth rate in perpetuity: Nominal growth rates in perpetuity are the long-term inflation expectations for the relevant country, i.e. a real growth rate of zero. A decrease in real growth rates to below zero is not considered reasonably possible given cash flows are expected to increase at least in line with inflation, and up to 1% above inflation.

(b)	Discount rate: The estimation of the discount rate is based on an analysis of the market indebtedness for Almacenes Éxito S.A.; a change is deemed reasonable if the discount rate would increase by 1%, in which event no impairment in the value of the groups of cash-generating units would arise.

Impairment of property, plant and equipment is the carrying amount that exceeds the recoverable amount; in turn, the recoverable amount is the higher of value in use and fair value less costs of sell. Assets are grouped into stores, which generate independent cash flows. The method used to calculate the recoverable value was the income approach (value in use) due to its adequate approximation to the recoverable value of these. As a result of the test, there was an impairment in the value of the property, plant and equipment from Uruguayan subsidiary in the amount of $2,903 and in the right of use with the same subsidiary in the amount of $1,038. Additionally, there was a reversal of impairment of value in the property of the Uruguayan subsidiary of $1,188. The impairment was properly accounted for and charged to income for the period.

The method used in the impairment test for investment properties was the income approach due to its adequate approximation to the fair value of these properties. As a result of the test, there was an impairment in the value of the Viva Palmas property in the amount of $698. The impairment was properly accounted for and charged to income for the period.

The recoverable amount of the Argentina group of cash generating units was determined as the fair value less costs of disposal of its retail estate portfolio.

This was estimated based on the appraisals performed by an independent appraiser on all the properties owned by the subsidiary in Argentina, minus the total liabilities, plus cash of Libertad S.A. as of December 31, 2023, excluding non-monetary and intercompany items. The cost of disposal is an estimated brokerage commission on the sale of real estate equivalent to 3% of the total amount of the property values. The main variables used in the appraisals are the real estate index in Argentina and the exposure to foreign exchange (USD more specifically). A decrease of 45% in the fair value less costs to sell would trigger an impairment charge.

Except for the above, there is no impairment in the carrying value of the cash generating units.